Marketing Expenses - Schedule of Marketing Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketing Expenses [Abstract]
Advertising					$ 74,999	$ 74,294	$ 50,776
Customer procurement expense including lead purchase costs					42,843	52,418	49,381
Customer referral and revenue sharing expense					10,020	8,624	8,653
Total	$ 24,707	$ 30,828	$ 48,863	$ 59,306	$ 127,862	$ 135,336	$ 108,810